OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Details 1) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY
Office lease	$ 220,448	$ 220,448
Less accumulated amortization	(114,209)	(92,106)
Right-of-use assets net	$ 106,239	$ 128,342